Shareholder Report, Average Annual Return (Details) 191869_Amplify Cash Flow High Income ETF_TF_TSR Annual {TF}	12 Months Ended	24 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Amplify COWS Covered Call ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Amplify COWS Covered Call ETF NAV
Average Annual Return, Percent	2.70%	7.37%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.60%	24.01%